Long Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt consists of the following as of December 31, 2015 and 2014:

	December 31,
(in thousands)	2015	2014
Long-term Debt
Senior Notes Due 2022(a)	$900,000	$900,000
Senior Notes Due 2023(b)	397,222	—
Senior Secured Revolving Credit Facility(c)	—	—
Midstream Holdings Revolving Credit Facility(d)	17,000	—
RMP Revolving Credit Facility(e)	143,000	—
Other	—	680
Total debt	$1,457,222	$900,680
Less current portion	—	680
Long-term debt	$1,457,222	$900,000

6.25% Senior Notes Due 2022 (a)
On April 25, 2014, the Company issued $900.0 million in aggregate principal amount of 6.25% senior notes due 2022 (the “2022 Notes”) in a private placement to eligible purchasers under Rule 144A and Regulation S of the Securities Act of 1933, as amended (the “Securities Act”), which resulted in net proceeds of $882.7 million, after deducting expenses and the initial purchasers’ discounts of approximately $17.3 million. The Company used $301.8 million of the net proceeds to repay and retire the Second Lien Term Loan Facility (defined below) and used the remainder to fund a portion of the Company’s 2014 capital expenditure program.
The 2022 Notes will mature on May 1, 2022, and interest is payable on the 2022 Notes on each May 1 and November 1. At any time prior to May 1, 2017, the Company may redeem up to 35% of the 2022 Notes at a redemption price of 106.25% of the principal amount, plus accrued and unpaid interest to the redemption date, with the proceeds of certain equity offerings so long as the redemption occurs within 180 days of completing such equity offering and at least 65% of the aggregate principal amount of the 2022 Notes remains outstanding after such redemption. Prior to May 1, 2017, the Company may redeem some or all of the notes for cash at a redemption price equal to 100% of their principal amount plus an applicable make-whole premium and accrued and unpaid interest to the redemption date. Upon the occurrence of a Change of Control (as defined in the indenture governing the 2022 Notes), unless the Company has given notice to redeem the 2022 Notes, the holders of the 2022 Notes will have the right to require the Company to repurchase all or a portion of the 2022 Notes at a price equal to 101% of the aggregate principal amount of the 2022 Notes, plus any accrued and unpaid interest to the date of purchase. On or after May 1, 2017, the Company may redeem some or all of the 2022 Notes at redemption prices (expressed as percentages of principal amount) equal to 104.688% for the twelve-month period beginning on May 1, 2017, 103.125% for the twelve-month period beginning May 1, 2018, 101.563% for the twelve-month period beginning on May 1, 2019 and 100.000% beginning on May 1, 2020, plus accrued and unpaid interest to the redemption date.
7.25% Senior Notes Due 2023 (b)
On March 26, 2015, the Company issued $400.0 million in aggregate principal amount of 7.25% senior notes due 2023 (the “2023 Notes”) in a private placement to eligible purchasers under Rule 144A and Regulation S of the Securities Act, which resulted in net proceeds of $389.3 million, after deducting expenses and the initial purchasers’ discounts of approximately $10.7 million. The Company used the net proceeds for general corporate purposes, including capital expenditures. The original issuance discount of $3.1 million related to the 2023 Notes is recorded as a reduction of the principal amount. For the year ended December 31, 2015, the Company recorded $0.3 million of amortization of the debt discount as interest expense using the effective interest method and a rate of 7.345%.
The 2023 Notes will mature on May 1, 2023, and interest is payable on the 2023 Notes on each May 1 and November 1, commencing on November 1, 2015. At any time prior to May 1, 2018, the Company may redeem up to 35% of the 2023 Notes at a redemption price of 107.250% of the principal amount, plus accrued and unpaid interest to the redemption date, with the proceeds of certain equity offerings so long as the redemption occurs within 180 days of completing such equity offering and at least 65% of the aggregate principal amount of the 2023 Notes remains outstanding after such redemption. Prior to May 1, 2018, the Company may redeem some or all of the notes for cash at a redemption price equal to 100% of their principal amount plus an applicable make-whole premium and accrued and unpaid interest to the redemption date. Upon the occurrence of a Change of Control (as defined in the indenture governing the 2023 Notes), unless the Company has given notice to redeem the 2023 Notes, the holders of the 2023 Notes will have the right to require the Company to repurchase all or a portion of the 2023 Notes at a price equal to 101% of the aggregate principal amount of the 2023 Notes, plus any accrued and unpaid interest to the date of purchase. On or after May 1, 2018, the Company may redeem some or all of the 2023 Notes at redemption prices (expressed as percentages of principal amount) equal to 105.438% for the twelve-month period beginning on May 1, 2017, 103.625% for the twelve-month period beginning May 1, 2019, 101.813% for the twelve-month period beginning on May 1, 2020 and 100.000% beginning on May 1, 2021, plus accrued and unpaid interest to the redemption date.
In connection with the issuance and sale of the 2023 Notes, the Company and the Company’s restricted subsidiaries (the “Guarantors”) entered into a registration rights agreement with the initial purchasers, dated March 26, 2015. Pursuant to the registration rights agreement, the Company completed an exchange of the 2023 Notes for registered notes that have substantially identical terms at the 2023 Notes.
The 2022 Notes and the 2023 Notes (collectively, the “Notes”) are the Company’s senior unsecured obligations, rank equally in right of payment with all of the Company’s existing and future senior debt, and will rank senior in right of payment to all of the Company’s future subordinated debt. The Notes will be effectively subordinated to all of the Company’s existing and future secured debt to the extent of the value of the collateral securing such indebtedness.
The Notes are jointly and severally, fully and unconditionally, guaranteed by the Guarantors. The indentures governing the Notes provide that the guarantees of the Notes will be released under certain circumstances, including:

•
in connection with any sale or other disposition of all or substantially all of the assets of that Guarantor (including by way of merger or consolidation) to a person that is not (either before or after giving effect to such transaction) the Company or a Restricted Subsidiary (as defined in the indentures governing the Notes) of the Company;

•
in connection with any sale or other disposition of the capital stock of that Guarantor (including by way of merger or consolidation) to a person that is not (either before or after giving effect to such transaction) the Company or a Restricted Subsidiary of the Company, such that, immediately after giving effect to such transaction, such Guarantor would no longer constitute a subsidiary of the Company;

•	if the Company designates any Restricted Subsidiary that is a Guarantor to be an unrestricted subsidiary in accordance with the indentures governing the Notes;

•	upon legal defeasance or satisfaction and discharge of the indentures governing the Notes; or

•
if such Guarantor ceases to guarantee any other indebtedness of the Company or a Guarantor under a credit facility, provided no Event of Default (as defined in the indentures governing the Notes) has occurred and is continuing.

The indentures governing the Notes restrict the Company’s ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional debt or issue certain types of preferred stock; (ii) pay dividends on capital stock or redeem, repurchase or retire the Company’s capital stock or subordinated debt; (iii) make certain investments; (iv) incur liens; (v) enter into transactions with affiliates; (vi) merge or consolidate with another company; (vii) transfer and sell assets; and (viii) create unrestricted subsidiaries. These covenants are subject to a number of important exceptions and qualifications. If at any time when the Notes are rated investment grade by both Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default (as defined in the indentures governing the Notes) has occurred and is continuing, many of such covenants will terminate and the Company and its restricted subsidiaries will cease to be subject to such covenants.
The indentures governing the Notes contain customary events of default, including:

•	default in any payment of interest on any Note when due, continued for 30 days;

•	default in the payment of principal of or premium, if any, on any Note when due;

•	failure by the Company to comply with its other obligations under the indentures governing the Notes, in certain cases subject to notice and grace periods;

•
payment defaults and accelerations with respect to other indebtedness of the Company and its Restricted Subsidiaries (as defined in the indentures governing the Notes) in the aggregate principal amount of $25.0 million or more;

•
certain events of bankruptcy, insolvency or reorganization of the Company or a Significant Subsidiary (as defined in the indentures governing the Notes) or group of Restricted Subsidiaries that, taken together, would constitute a Significant Subsidiary;

•	failure by the Company or Restricted Subsidiary to pay certain final judgments aggregating in excess of $25.0 million within 60 days; and

•	any guarantee of the Notes by a Guarantor ceases to be in full force and effect, is declared null and void in a judicial proceeding or is denied or disaffirmed by its maker.
Senior Secured Revolving Credit Facility (c)
In April 2013, the Company entered into a Senior Secured Revolving Credit Facility (the “Senior Secured Revolving Credit Facility”) with Wells Fargo Bank, N.A. (“Wells Fargo”), as administrative agent, and a syndicate of lenders. In April 2014, the Company, as borrower, and Rice Drilling B, as predecessor borrower, amended and restated the credit agreement governing the Senior Secured Revolving Credit Facility (the “Amended Credit Agreement”) to, among other things, assign all of the rights and obligations of Rice Drilling B as borrower under the Senior Secured Revolving Credit Facility to the Company.

On January 13, 2016, the Company entered into a Seventh Amendment (the “Seventh Amendment”) to the Amended Credit Agreement, which increased the aggregate notional volume limitations for our hedging arrangements contained in the Amended Credit Agreement for the first eighteen months after any commodity swap agreement or secured firm transportation reimbursement agreement is entered into.
As of December 31, 2015, the borrowing base was $750.0 million and the sublimit for letters of credit was $250.0 million. The Company had zero borrowings outstanding and $99.3 million in letters of credit outstanding under the Amended Credit Agreement as of December 31, 2015, resulting in availability of $650.7 million. The next redetermination of the borrowing base is scheduled for April 2016. The maturity date of the Senior Secured Revolving Credit Facility is January 29, 2019.
Eurodollar loans under the Senior Secured Revolving Credit Facility bear interest at a rate per annum equal to LIBOR plus an applicable margin ranging from 150 to 250 basis points, depending on the percentage of borrowing base utilized. Base rate loans bear interest at a rate per annum equal to the greatest of (i) the agent bank’s reference rate, (ii) the federal funds effective rate plus 50 basis points and (iii) the rate for one month Eurodollar loans plus 100 basis points, plus an applicable margin ranging from 50 to 150 basis points, depending on the percentage of borrowing base utilized.
The Amended Credit Agreement is secured by liens on at least 80% of the proved oil and gas reserves of the Company and its subsidiaries (other than any subsidiary that is designated as an unrestricted subsidiary, including Midstream Holdings and its subsidiaries), as well as significant unproved acreage and substantially all of the personal property of the Company and such restricted subsidiaries, and the Company’s obligations under the Amended Credit Agreement are guaranteed by such restricted subsidiaries. The Amended Credit Agreement contains restrictive covenants that limit the ability of the Company and its restricted subsidiaries to, among other things:

•	incur additional indebtedness;

•	sell assets;

•	make loans to others;

•	make investments;

•	enter into mergers;

•	make or declare dividends;

•	hedge future production or interest rates;

•	incur liens; and

•	engage in certain other transactions without the prior consent of the lenders.
The Amended Credit Agreement also requires the Company to maintain certain financial ratios, which are measured at the end of each calendar quarter:

•
a current ratio, which is the ratio of consolidated current assets (including unused commitments under the Amended Credit Agreement and excluding non-cash derivative assets) to consolidated current liabilities (excluding current maturities under the Amended Credit Agreement and non-cash derivative liabilities), of not less than 1.0 to 1.0; and

•
a minimum interest coverage ratio, which is the ratio of consolidated EBITDAX (as such term is defined in the Amended Credit Agreement) based on the trailing 12 month period to consolidated interest expense, of not less than 2.5 to 1.0.

The Company was in compliance with such covenants and ratios effective as of December 31, 2015.
Midstream Holdings Revolving Credit Facility (d)
On December 22, 2014, Midstream Holdings entered into a revolving credit facility (the “Midstream Holdings Revolving Credit Facility”) with Wells Fargo, as administrative agent, and a syndicate of lenders with a maximum credit amount of $300.0 million and a sublimit for letters of credit of $25.0 million. As of December 31, 2015, Midstream Holdings had $17.0 million of borrowings outstanding and no letters of credit under this facility. The average daily outstanding balance of the credit facility was approximately $62.0 million and interest was incurred on the facility at a weighted average annual interest rate of 2.5% during 2015. The credit facility is available to fund working capital requirements and capital expenditures and to purchase assets and matures on December 22, 2019. Rice Olympus Midstream LLC, Rice West Virginia Midstream LLC and Strike Force Midstream Holdings LLC (“Strike Force Holdings”) are the guarantors of the obligations under the credit facility.
Principal amounts borrowed are payable on the maturity date, and interest is payable quarterly for base rate loans and at the end of the applicable interest period for Eurodollar loans. Under the Midstream Holdings Revolving Credit Facility, Midstream Holdings may elect to borrow in Eurodollars or at the base rate. Eurodollar loans bear interest at a rate per annum equal to the applicable LIBOR Rate plus an applicable margin ranging from 225 to 300 basis points, depending on the leverage ratio then in effect. Base rate loans bear interest at a rate per annum equal to the greatest of (i) the agent bank’s reference rate, (ii) the federal funds effective rate plus 50 basis points and (iii) the rate for one month Eurodollar loans plus 100 basis points, plus an applicable margin ranging from 125 to 200 basis points, depending on the leverage ratio then in effect. Midstream Holdings also pays a commitment fee based on the undrawn commitment amount ranging from 37.5 to 50 basis points.
The Midstream Holdings Revolving Credit Facility is secured by mortgages and other security interests on substantially all of the properties of, and guarantees from, Midstream Holdings and its restricted subsidiaries (which do not include the Partnership, Rice Midstream Management LLC, a Delaware limited liability company and general partner of the Partnership, or the Company and its subsidiaries other than Midstream Holdings).
The Midstream Holdings Revolving Credit Facility limits the ability of Midstream Holdings and its restricted subsidiaries to, among other things:

•	incur or guarantee additional debt;

•	redeem or repurchase units or make distributions under certain circumstances;

•	make certain investments and acquisitions;

•	incur certain liens or permit them to exist;

•	enter into certain types of transactions with affiliates;

•	merge or consolidate with another company; and

•	transfer, sell or otherwise dispose of assets.

The Midstream Holdings Revolving Credit Facility also requires Midstream Holdings to maintain the following financial ratios:

•
an interest coverage ratio, which is the ratio of Rice Midstream Holding’s consolidated EBITDA (as defined within the Midstream Holdings Revolving Credit Facility) to its consolidated current interest expense of at least 2.50 to 1.0 at the end of each fiscal quarter; and

•	a consolidated total leverage ratio, which is the ratio of consolidated debt to consolidated EBITDA, of not more than 4.25 to 1.0.
Midstream Holdings was in compliance with such covenants and ratios effective as of December 31, 2015.
RMP Revolving Credit Facility (e)
On December 22, 2014, Rice Midstream OpCo LLC, a wholly-owned subsidiary of the Partnership (“Rice Midstream OpCo”), entered into a revolving credit facility (the “RMP Revolving Credit Facility”) with Wells Fargo, as administrative agent, and a syndicate of lenders with a maximum credit amount of $450.0 million with an additional $200.0 million of commitments available under an accordion feature, subject to lender approval. The RMP Revolving Credit Facility provides for a letter of credit sublimit of $50.0 million. As of December 31, 2015, Rice Midstream OpCo had $143.0 million borrowings outstanding and no letters of credit under this facility. The average daily outstanding balance of the credit facility was approximately $46.9 million and interest was incurred on the facility at a weighted average annual interest rate of 2.0% during 2015. The RMP Revolving Credit Facility is available to fund working capital requirements and capital expenditures, to purchase assets, to pay distributions and repurchase units and for general partnership purposes and matures on December 22, 2019. The Partnership is the guarantor of the obligations under the credit facility.
Principal amounts borrowed are payable on the maturity date, and interest is payable quarterly for base rate loans and at the end of the applicable interest period for Eurodollar loans. Under the RMP Revolving Credit Facility, the Partnership may elect to borrow in Eurodollars or at the base rate. Eurodollar loans bear interest at a rate per annum equal to the applicable LIBOR Rate plus an applicable margin ranging from 175 to 275 basis points, depending on the leverage ratio then in effect. Base rate loans bears interest at a rate per annum equal to the greatest of (i) the agent bank’s reference rate, (ii) the federal funds effective rate plus 50 basis points and (iii) the rate for one month Eurodollar loans plus 100 basis points, plus an applicable margin ranging from 75 to 175 basis points, depending on the leverage ratio then in effect. The Partnership also pays a commitment fee based on the undrawn commitment amount ranging from 35 to 50 basis points.
The RMP Revolving Credit Facility is secured by mortgages and other security interests on substantially all of the properties of, and guarantees from, the Partnership and its restricted subsidiaries.
The RMP Revolving Credit Facility limits the ability of the Partnership and its restricted subsidiaries to, among other things:

•	incur or guarantee additional debt;

•	redeem or repurchase units or make distributions under certain circumstances;

•	make certain investments and acquisitions;

•	incur certain liens or permit them to exist;

•	enter into certain types of transactions with affiliates;

•	merge or consolidate with another company; and

•	transfer, sell or otherwise dispose of assets.

The RMP Revolving Credit Facility also requires the Partnership to maintain the following financial ratios:

•
an interest coverage ratio, which is the ratio of the Partnership’s consolidated EBITDA (as defined within the RMP Revolving Credit Facility) to its consolidated current interest expense of at least 2.50 to 1.0 at the end of each fiscal quarter;

•
a consolidated total leverage ratio, which is the ratio of consolidated debt to consolidated EBITDA, of not more than 4.75 to 1.0, and after electing to issue senior unsecured notes, a consolidated total leverage ratio of not more than 5.25 to 1.0, and, in each case, with certain increases in the permitted total leverage ratio following the completion of a material acquisition; and

•
if the Partnership elects to issue senior unsecured notes, a consolidated senior secured leverage ratio, which is the ratio of consolidated senior secured debt to consolidated EBITDA, of not more than 3.50 to 1.0.

The Partnership was in compliance with such covenants and ratios effective as of December 31, 2015.
Expected Aggregate Maturities
Expected aggregate maturities of the notes payable as of December 31, 2015 are as follows (in thousands):

Remainder of Year Ending December 31, 2015	$—
Year Ending December 31, 2016	—
Year Ending December 31, 2017	—
Year Ending December 31, 2018	—
Year Ending December 31, 2019 and Beyond	1,457,222
Total	$1,457,222

Interest paid in cash was $82.1 million, $36.7 million and $27.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. See Note 1 for information on capitalized interest.